Note 7 - Accounts Receivable (Details) - Accounts Receivable (USD $)	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable [Abstract]
Accounts receivable	$ 2,882,744	$ 1,345,317
Unbilled receivables	202,250
Other receivables	19,364
Allowance for doubtful accounts	(57,680)	(40,000)
Total	$ 3,046,678	$ 1,305,317